Net Income Per Share (Narrative) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 02, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class C adjustment payment					$ 522
APIC Adjustment		$ 664	$ 465	$ 1,174
Cash payment in lieu of fraction shares		$ 47	$ 0	$ 0
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Class C Capital Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common share issued (in shares)	853
Cash payment in lieu of fraction shares	$ 47
Common stock, par value (in dollars per share)		0.001	0.001
Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, par value (in dollars per share)		0.001	0.001
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Class A and Class B Common Stock, Class C Capital Stock and Additional Paid-In Capital
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common share issued (in shares)		8,714	8,508	11,706
APIC Adjustment		$ 664	$ 465	$ 1,174
Class A and Class B Common Stock, Class C Capital Stock and Additional Paid-In Capital | Class C Capital Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
APIC Adjustment	$ 475